BORROWINGS - Continued (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,984	$ 2,239	$ 1,983
Current portion of borrowings	(83)	(207)	(18)
Total non-current borrowings	1,901	2,032	1,965
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	2,239	1,983	1,909
Proceeds from borrowings	655	343	266
Repayment of borrowings	(909)	(87)	(184)
Finance costs paid on borrowings	(114)	(99)	(89)
Deferred loan fees	0	(2)	(8)
Interest charged to the income statement	114	108	97
Translation	(1)	(7)	(8)
Closing balance	1,984	2,239	1,983
Capitalised finance cost	0	0	(2)
Commitment fees, utilisation fees and other borrowing costs	12	12	12
Total finance costs paid	126	111	99
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings	83	207	18
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	207	18
Closing balance	83	207	18
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	65	149
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	65	149
Closing balance	0	65	149
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings	918	985	102
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	985	102
Closing balance	918	985	102
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings	983	982	1,714
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	982	1,714
Closing balance	$ 983	$ 982	$ 1,714